Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY	Note 5 — Stockholders’ Equity

A. Common stock:

Common stock confers upon its holders the rights to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

B. Series A preferred stock:

As part of the consideration paid by the Company to TMNA at the closing of the Merger on December 1, 2022, the Company issued 2,604.28 shares of Series A preferred stock which are convertible into 26,042,808 shares of Company common stock equal to approximately 20.1% of the total issued and outstanding common stock immediately prior to Closing. The Series A preferred stocks will be convertible to Company common stock upon stockholders’ approval. If stockholders have not approved the conversion of the Series A Preferred Stock into Company common stock by June 30, 2023 (the “Trigger Date”), then, the Company will issue to TMNA stocks to cause TMNA to own 27% of the total issued and outstanding membership interests of TGH.

C. Temporary equity:

As part of the consideration paid by the Company to TMNA at the closing of the Merger on December 1, 2022, the Company issued 33,687.21 shares of Series B preferred stock which are convertible into 336,872,138 shares of Company common stock equal to approximately 35% of the total issued and outstanding Company common stock immediately prior to the closing date of the Merger. The shares of Series B preferred stock will be convertible into Company common stock upon approval by Nasdaq of the change of control of the Company and upon the approval of the Company’s stockholders. If such stockholder or Nasdaq approval is not obtained by June 30, 2023, TMNA shall have the right to (i) cause the redemption of Series B preferred stock to take place within 90 days; and (ii) cause the Company to redeem all of the Series B preferred stock in exchange for $666,666,667 or an amount of common stock of TGH equivalent in value to $666,666,667. As the redemption provisions to redeem the Series B preferred stock in cash is outside the control of the Company and contingent upon the approval of stockholders or Nasdaq approval of the change in control application of the Company, they are required to be presented outside of stockholders’ equity and therefore were presented as temporary equity on the face of the unaudited consolidated balance sheets.

D. Stock Option Plan:

2012 Plan. Our 2012 Stock Incentive Plan (the “2012 Incentive Plan”) was initially adopted by the Company’s board of directors (the “Board”) on November 26, 2012, and approved by our stockholders on January 7, 2013 and subsequently amended on September 30, 2014, October 26, 2015, November 15, 2017 and November 8, 2018. Under the 2012 Incentive Plan, as amended, up to 5,000,000 shares of our common stock, are currently authorized to be issued pursuant to option awards granted thereunder, 3,994,782 shares of which have been issued or have been allocated to be issued as of December 31, 2022 and 1,005,218 shares remain available for future issuance as December 31, 2022. The 2012 Incentive Plan is intended as an incentive to retain directors, officers, employees, consultants and advisors to the Company, persons of training, experience and ability, to attract new employees, directors, consultants and advisors whose services are considered valuable, to encourage the sense of proprietorship and to stimulate the active interest of such persons in the development and financial success of the Company, by granting to such persons options to purchase shares of the Company’s common stock (“2012 Options”), shares of the Company’s stock, with or without restrictions, or any other share-based award (“2012 Award(s)”). The Plan is intended as an incentive to retain in the employ of, and as directors, consultants and advisors to the Company and its subsidiaries (including any “employing company” under Section 102(a) of the Ordinance (as hereinafter defined) and any “subsidiary” within the meaning of Section 424(f) of the United States Internal Revenue Code of 1986, as amended (the “Code”), collectively, the “Subsidiaries”), persons of training, experience and ability, to attract new employees, directors, consultants and advisors whose services are considered valuable, to encourage the sense of proprietorship and to stimulate the active interest of such persons in the development and financial success of the Company and its Subsidiaries, by granting to such persons either (i) options to purchase shares of the Company’s common stock, (the “Options”), (ii) shares of the Company’s common stock, with or without restrictions, or (iii) any other stock-based award, granted to a grantee or an optionee (as such terms are defined below hereunder) under the 2012 Incentive Plan and any stock issued pursuant to the exercise thereof.

2020 Plan. The 2020 Incentive Plan provides for the issuance of up to 25,000,000 shares of our common stock plus a number of additional shares issued upon the expiration or cancellation of awards under our 2014 Incentive Plan, which was terminated when the 2020 Incentive Plan was approved by our stockholders. Generally, shares of our common stock reserved for awards under the 2020 Incentive Plan that lapse or are canceled (other than by exercise) will be added back to the share reserve available for future awards. However, shares of our common stock tendered in payment for an award or shares of our common stock withheld for taxes are not available again for future awards. In addition, Shares repurchased by the Company with the proceeds of the option exercise price may not be reissued under the 2020 Incentive Plan.

The following table summarizes information about stock options outstanding and exercisable as of March 31, 2023:

Options Outstanding		Options Exercisable
Number Outstanding on March 31, 2023	Weighted Average Remaining Contractual Life	Number Exercisable on March 31, 2023	Exercise Price
	Years		$
125,000	8	125,000	1.41
370,000	8	277,500	1.81
95,000	8	31,667	2.49
590,000		434,167

D. Stock Option Plan - (continued):

	Three Months Ended March 31, 2023		Year ended December 31, 2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Options outstanding at the beginning of period:	590,000	$1.83	1,558,000	$1.74
Changes during the period:
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Forfeited	-	$-	(968,000)	$1.68

Options outstanding at the end of the period	590,000	$1.83	590,000	$1.83
Options exercisable at the end of the period	434,167	$1.74	434,167	$1.74

The Company has warrants outstanding as follows:

	Warrants Outstanding	Average Exercise Price	Remaining Contractual Life
Balance, December 31, 2022	62,863,879	$2.854	4.25
Granted	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Balance, March 31, 2023	62,863,879	$2.854	4

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company’s historical experience and expectation of future dividends payouts and may be subject to change in the future.

The Company uses historical volatility in accordance with FASB ASC Topic 718, “Compensation - stock compensation”. The computation of volatility uses historical volatility derived from the Company’s exchange-traded shares.

The risk-free interest assumption is the implied yield currently available on U.S. Treasury zero-coupon bonds, issued with a remaining term equal to the expected life term of the Company’s options.

Pre-vesting rates forfeitures were zero based on pre-vesting forfeiture experience.

The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: as of March 31, 2023 and December 31, 2022-87.2%-100.4%; risk-free interest rate: as of March 31, 2023 and December 31, 2022-0.99%-1.64%; and expected life: as of March 31, 2023 and December 31, 2022 -6.5-10 years.

The Company uses the simplified method to compute the expected option term for options granted.

On February 2, 2023, the Company entered into settlement and repurchase agreements (the “Repurchase Agreements”) with certain holders of the outstanding warrants over its common stock (“Warrant Holders”). The warrants being repurchased were originally issued by the Company between November 2020 and March 2021 pursuant to three offerings of common stock and warrants. The exercise prices of the warrants were $3.12 in the first offering and $2.80 in the subsequent two offerings, with various expiration dates falling between August 16, 2024 and August 16, 2026. The repurchase will result in the surrender and cancellation of the warrants held by each Warrant Holder.

Pursuant to the Repurchase Agreements, the Company paid $0.15 per share in April 2023 and $0.10 per share on May 1, 2023 at an aggregate amount of $6,548,115.99.

On February 5, 2023, The Company granted 1,309,500 shares of common stock of the Company to Cushman Holdings Limited, an unrelated third party, as a success fee relating to the completion of the acquisition of Tingo Mobile Limited.

On February 5, 2023, The Company granted 750,000 shares of common stock of the Company to an unrelated third party, relating to the purchase by GFH Intermediate Holdings Limited of certain software, technology and intellectual property from the beneficial owner of Data Insight Holdings Limited,

On February 5, 2023, The Company granted 100,000 shares of common stock of the Company to China Strategic Investments Limited as an ex-gratia payment for the provision of corporate finance services.

On February 5, 2023, The Company granted 720,000 shares of common stock of the Company to certain directors and employees. The shares were issued pursuant to the 2020 Incentive Plan and 2012 Incentive Plan.

On February 5, 2023, the Company’s Board unanimously approved a grant of 3,200,000 fully vested shares of common stock to Mr. Darren Mercer in recognition of the completion of the acquisition of Tingo Mobile which is expected to be transformational for the Company. The size of the award takes into account the improved terms for the Company that were negotiated in October 2022, and also the value Mr. Mercer is delivering to the growth of the Company.

On March 6, 2023, The Company granted 48,000 shares of common stock of the Company to Corprominence LLC as part of the payment for their services.

Note 3 — Stockholders’ Equity

A. Common stock:

Common stock confers upon its holders the rights to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

B. Series A preferred stock:

As part of the consideration paid by TINGO GROUP to TMNA at the closing of the Merger on December 1, 2022, the Company issued 2,604.28 shares of Series A preferred stock which are convertible into 26,042,808 shares of TINGO GROUP common stock equal to approximately 20.1% of the total issued and outstanding common stock immediately prior to Closing. The Series A preferred stocks will be convertible to TINGO GROUP common stock upon stockholders’ approval. If stockholders have not approved the conversion of the Series A Preferred Stock into TINGO GROUP common stock by June 30, 2023 (the “Trigger Date”), then, TINGO GROUP will issue to TMNA stocks to cause TMNA to own 27% of the total issued and outstanding membership interests of TGH. See also Note 13.

C. Temporary equity:

As part of the consideration paid by TINGO GROUP to TMNA at the closing of the Tingo Merger on December 1, 2022, the Company issued 33,687.21 shares of Series B preferred stock convertible into 336,872,138 shares of TINGO GROUP common stock equal to approximately 35% of the total issued and outstanding common stock immediately prior to Closing. The Series B preferred stocks will be convertible to TINGO GROUP common stock upon approval by Nasdaq of the change of control of TINGO GROUP and upon the approval of TINGO GROUP’s stockholders. If such shareholder or Nasdaq approval is not obtained by June 30, 2023, TMNA shall have the right to (i) cause the redemption of Series B preferred stock to take place within 90 days; and (ii) cause TINGO GROUP to redeem all of the Series B preferred stock in exchange for $666,666,667 or an amount of common stock of TGH equivalent in value to $666,666,667. See also Note 13. As the redemption provisions to redeem the Series B preferred stock in cash is outside the control of the Company and contingent upon the approval of shareholders or Nasdaq approval of the change in control application of Tingo Group, they are required to be presented outside of Stockholders’ Equity and therefore were presented as temporary equity on the face of the Consolidated Balance Sheets.

C. Stock Option Plan:

2012 plan. Our 2012 Stock Incentive Plan (the “2012 Incentive Plan”) was initially adopted by the Board on November 26, 2012 and approved by our stockholders on January 7, 2013 and subsequently amended on September 30, 2014, October 26, 2015, November 15, 2017 and November 8, 2018. Under the 2012 Incentive Plan, as amended, up to 5,000,000 shares of our Common Stock, are currently authorized to be issued pursuant to option awards granted thereunder, 3,994,782 shares of which have been issued or have been allocated to be issued as of December 31, 2022 and 1,005,218 shares remain available for future issuance as December 31, 2022. The 2012 Incentive Plan is intended as an incentive to retain directors, officers, employees, consultants and advisors to the Company, persons of training, experience and ability, to attract new employees, directors, consultants and advisors whose services are considered valuable, to encourage the sense of proprietorship and to stimulate the active interest of such persons in the development and financial success of the Company, by granting to such persons options to purchase shares of the Company’s Common Stock (“2012 Options”), shares of the Company’s stock, with or without restrictions, or any other share-based award (“2012 Award(s)”). The Plan is intended as an incentive to retain in the employ of, and as directors, consultants and advisors to TINGO GROUP, Inc., and its subsidiaries (including any “employing company” under Section 102(a) of the Ordinance (as hereinafter defined) and any “subsidiary” within the meaning of Section 424(f) of the United States Internal Revenue Code of 1986, as amended (the “Code”), collectively, the “Subsidiaries”), persons of training, experience and ability, to attract new employees, directors, consultants and advisors whose services are considered valuable, to encourage the sense of proprietorship and to stimulate the active interest of such persons in the development and financial success of the Company and its Subsidiaries, by granting to such persons either (i) options to purchase shares of the Company’s Stock, (the “Options”), (ii) shares of the Company’s Stock, with or without restrictions, or (iii) any other Stock-based award, granted to a Grantee or an Optionee (as such terms are defined below hereunder) under the Plan and any Stock issued pursuant to the exercise thereof. Stock awards and the grant of Options to purchase shares of Stock, or the issue of each of the above under sub-sections (i) - (iii) shall be referred as the “Award(s).

2020 plan. The 2020 Incentive Plan provides for the issuance of up to 25,000,000 shares of our common stock plus a number of additional shares issued upon the expiration or cancellation of awards under our 2014 Incentive Plan, which was terminated when the 2020 Incentive Plan was approved by our stockholders. Generally, shares of common stock reserved for awards under the 2020 Incentive Plan that lapse or are canceled (other than by exercise) will be added back to the share reserve available for future awards. However, shares of common stock tendered in payment for an award or shares of common stock withheld for taxes are not available again for future awards. In addition, Shares repurchased by the Company with the proceeds of the option exercise price may not be reissued under the 2020 Incentive Plan.

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2022:

Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2022	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2022	Exercise Price
	Years		$
125,000	8.5	125,000	1.41
370,000	8.5	277,500	1.81
95,000	8.5	31,667	2.49
590,000		434,167

B. Stock Option Plan - (continued):

	Year ended December 31, 2022		Year ended December 31, 2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Options outstanding at the beginning of period:	1,558,000	$1.74	1,158,000	$2.24
Changes during the period:
Granted	-	$-	740,000	$1.97
Exercised	-	$-	(60,000)	$1.35
Forfeited	(968,000)	$1.68	(280,000)	$1.41

Options outstanding at the end of the period	590,000	$1.83	1,558,000	$1.74
Options exercisable at the end of the period	434,167	$1.74	1,118,000	$1.57

The Company has warrants outstanding as follows:

	Warrants Outstanding	Average Exercise Price	Remaining Contractual Life
Balance, December 31, 2021	62,863,879	$2.854	4.5
Granted	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Balance, December 31, 2022	62,863,879	$2.854	4.25

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company’s historical experience and expectation of future dividends payouts and may be subject to change in the future.

The Company uses historical volatility in accordance with FASB ASC Topic 718, “Compensation - stock compensation”. The computation of volatility uses historical volatility derived from the Company’s exchange-traded shares.

The risk-free interest assumption is the implied yield currently available on U.S. Treasury zero-coupon bonds, issued with a remaining term equal to the expected life term of the Company’s options.

Pre-vesting rates forfeitures were zero based on pre-vesting forfeiture experience.

The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: 2022 and 2021-87.2%-100.4%; risk-free interest rate: 2022 and for 2021-0.99%-1.64%; and expected life: 2022 and for 2021-6.5-10 years.

The Company uses the simplified method to compute the expected option term for options granted.

On November 2, 2020 the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors for the purpose of raising $25.0 million in gross proceeds for the Company (the “Offering”). Pursuant to the terms of the Purchase Agreement, the Company sold, in a registered direct offering, an aggregate of 10,000,000 units (each, a “Unit”), with each Unit consisting of one share of the Company’s common stock and one warrant to purchase 0.8 of one share of Common Stock at a purchase price of $2.50 per Unit. The warrants are exercisable nine months after the date of issuance at an exercise price of $3.12 per share and will expire five years following the date the warrants become exercisable. The closing of the sale of Units pursuant to the. Purchase Agreement occurred on November 4, 2020. By December 31, 2020, the Company had received a total of $22.325 million in gross proceeds pursuant to Offering and issued in the aggregate, 7,600,000 Units. The remaining gross proceeds, in the additional aggregate amount of $2.675 million, were received by the Company on March 1, 2021 and in consideration for such proceeds, the Company issued the remaining 2,400,000 units.

On February 11, 2021, the Company announced that it had entered into a securities purchase agreement (the “February Purchase Agreement”) with certain institutional investors for the sale of (i) 22,471,904 shares of common stock, (ii) 22,471,904 Series A warrants to purchase 22,471,904 shares of common stock and (iii) 11,235,952 Series B warrants to purchase 11,235,952 shares of common stock at a combined purchase price of $2.67 (the “February Offering”). The gross proceeds to the Company from the February Offering were expected to be approximately $60.0 million. The Series A warrants will be exercisable nine months after the date of issuance, have an exercise price of $2.80 per share and will expire five and one-half years from the date of issuance. The Series B warrants will be exercisable nine months after the date of issuance, have an exercise price of $2.80 per share and will expire three and one-half years from the date of issuance. The Company received net proceeds of $54.0 million on February 16, 2021 after deducting the placement agent’s fees and other expenses.

On March 2, 2021, the Company entered into a securities purchase agreement (the “March Purchase Agreement”) with certain investors for the purpose of raising approximately $54.0 million in gross proceeds for the Company. Pursuant to the terms of the March Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 19,285,715 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $2.675 per share and in a concurrent private placement, warrants to purchase an aggregate of 19,285,715 shares of common stock, at a purchase price of $0.125 per warrant, for a combined purchase price per share and warrant of $2.80 which was priced at the market under Nasdaq rules. The warrants are immediately exercisable at an exercise price of $2.80 per share, subject to adjustment, and expire five years after the issuance date. The closing date for the transaction consummated under the March Purchase Agreement was on March 4, 2021. The Company received net proceeds of $48.69 million on March 4, 2021, after deducting the placement agent’s fees and other expenses.

On May 17, 2021, the Company’s Board of Directors (the “Board”) unanimously approved a grant of fully vested 6,000,000 shares of common stock to Mr. Darren Mercer, the Company’s Chief Executive Officer. The issuance of the shares was pursuant to the Company’s long term incentive plan as previously approved by the stockholders and negotiated in connection with the Company’s acquisition of Global Fintech Holdings Limited. The Board unanimously agreed to issue the shares in recognition of Mr. Mercer’s direct contribution to achieving numerous key deliverables including: (i) the completion of several acquisitions, including those of Fucheng Insurance and Magpie; (ii) obtaining regulatory approval from the Hong Kong SFC regarding the acquisition of Magpie; (iii) the execution of several major commercial contracts and partnerships, including with a number of major insurance agents and one of China’s largest payment service providers; (iv) the execution of an exclusive partnership with the Shanghai Petroleum and Natural Gas Trading Center to which allows TINGO GROUP to provide financial services to its customers; (v) the successful launch of the insurance business in December 2020 and the delivery of significant revenues and revenue growth in Q1 2021; and (vi) the completion of capital raises totaling in excess of $140 million and broadening the Company’s institutional investor base.

On May 17, 2021, the Board unanimously approved a grant of fully vested 300,000 shares of common stock of the Company to Richard Abrahams, Magpie’s Chief Executive Officer.

Our 2012 Incentive Plan was initially adopted by the Board on November 26, 2012 and approved by our stockholders on January 7, 2013 and subsequently amended on September 30, 2014, October 26, 2015, November 15, 2017 and November 8, 2018. Under the 2012 Incentive Plan, as amended, up to 5,000,000 shares of our common stock, are currently authorized to be issued pursuant to option awards granted thereunder. On May 17, 2021, May 23, 2021 and June 28, 2021, the Company granted an aggregate of 125,000, 370,000 and 245,000 respectively, options under the 2012 Incentive Plan, with an exercise price of $1.41, $1.81 and $2.49, respectively, of which 433,667 options vested and 150,000 options expired as of December 31, 2022. This resulted in a stock-based compensation expense of approximately $208,079 recorded for the twelve months ended December 31, 2022, based on a fair value determined using a Black-Scholes model.

On March 22, 2021, 20,000 shares of common stock were issued to an employee who exercised their options at an exercise price of $1.41.

In September 2021, the Board unanimously approved a grant of 87,000 fully vested shares of common stock of the Company to some of our employees.

On September 13, 2021, 40,000 shares of common stock were issued to an employee who exercised their options at an exercise price of $1.32.

On September 28, 2021, The Company granted 823,020 shares of common stock of the Company to China Strategic Investments Limited.

On May 10, 2022, The Company granted 1,659,500 shares of common stock of the Company to Cushman Holdings Limited, an unrelated third party, as an introducer fee for TMNA.

On May 10, 2022, The Company granted 858,631 shares of common stock of the Company to China Strategic Investments Limited, an unrelated third party, in connection with the GFHI acquisition as discussed in Note

On May 10, 2022, The Company granted 612,500 shares of common stock of the Company to some of our directors and employees. The shares were issued pursuant to the 2020 Incentive Plan.

On May 10, 2022, the Company’s Board unanimously approved a grant of fully vested 4,000,000 shares of common stock to Mr. Darren Mercer. The shares were issued under the Company’s long term incentive plan as such long-term incentive plan previously approved by the stockholders and negotiated in connection with the Company’s acquisition of Global Fintech Holdings Limited. The Board unanimously agreed to issue the shares in recognition of Mr. Mercer’s direct contribution to achieving numerous key deliverables including: (i) the execution of several major commercial contracts and partnerships, including with a number of major insurance agents and one of China’s largest payment service providers; (ii) entered into an Agreement and Plan of Merger with Tingo.

On December 1, 2022, The Company granted 2,000,000 shares of common stock of the Company to Mr. Wei Qi, the company consultant, who has a professional business development goal as part of his agreement with the company. The shares were issued pursuant to the 2020 Incentive Plan.

On February 5, 2023, The Company granted 1,309,500 shares of common stock of the Company to Cushman Holdings Limited, an unrelated third party, as a success fee relating to the completion of the acquisition of Tingo Mobile Limited.

On February 5, 2023, The Company granted 750,000 shares of common stock of the Company to an unrelated third party, relating to the purchase by GFH Intermediate Holdings Limited of certain software, technology and intellectual property from the beneficial owner of Data Insight Holdings Limited,

On February 5, 2023, The Company granted 100,000 shares of common stock of the Company to China Strategic Investments Limited as an ex gratia payment for the provision of corporate finance services.

On February 5, 2023, The Company granted 720,000 shares of common stock of the Company to certain directors and employees. The shares were issued pursuant to the 2020 Incentive Plan and 2012 Incentive Plan.

On February 5, 2023, the Company’s Board unanimously approved a grant of 3,200,000 fully vested shares of common stock to Mr. Darren Mercer in recognition of the completion of the acquisition of Tingo Mobile which is expected to be transformational for the Company. The size of the award takes into account the improved terms for TINGO GROUP that were negotiated in October 2022, and also the value Mr Mercer is delivering to the growth of TINGO GROUP.

On March 6, 2023, The Company granted 48,000 shares of common stock of the Company to CORPROMINENCE LLC as part of the payment for their services.